Expense Example {- Fidelity Sustainable Intermediate Municipal Income Fund} - NF_01.31 Fidelity Sustainable Intermediate Municipal Income Fund_AMCIZ Pro -02 - Fidelity Sustainable Intermediate Municipal Income Fund
May 20, 2022 USD ($)
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class A
Expense Example:
1 year	$ 461
3 years	706
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class M
Expense Example:
1 year	461
3 years	706
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class C
Expense Example:
1 year	239
3 years	552
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class I
Expense Example:
1 year	38
3 years	240
Fidelity Advisor Sustainable Intermediate Municipal Income Fund: Class Z
Expense Example:
1 year	32
3 years	$ 215